Derivative Instruments (Financial Statement Classification and Impact of Derivatives Used in Qualifying and Non-qualifying Hedge Relationships) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Realized Investment Gains (Losses)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	$ 507,313	$ (382,531)	$ (55,003)
Market Risk Benefit, Increase (Decrease) from Equity Market Change)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	(4,179,946)	(611,938)
Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	36,726	16,030	10,681
Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	34,627	11,198	(10,270)
AOCI
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	98,731	48,008	(34,238)
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Realized Investment Gains (Losses)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	7,637	1,359	(358)
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Market Risk Benefit, Increase (Decrease) from Equity Market Change)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	36,726	16,030	10,681
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	34,070	11,119	(10,161)
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | AOCI
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	98,731	48,008	(34,238)
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Interest Rate | Realized Investment Gains (Losses)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	1	2	(44)
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Interest Rate | Market Risk Benefit, Increase (Decrease) from Equity Market Change)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Interest Rate | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	(8)	47	21
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Interest Rate | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Interest Rate | AOCI
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	(312)	(161)	284
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Currency/Interest Rate | Realized Investment Gains (Losses)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	7,636	1,357	(314)
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Currency/Interest Rate | Market Risk Benefit, Increase (Decrease) from Equity Market Change)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Currency/Interest Rate | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	36,734	15,983	10,660
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Currency/Interest Rate | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	34,070	11,119	(10,161)
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges | Currency/Interest Rate | AOCI
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	99,043	48,169	(34,522)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Realized Investment Gains (Losses)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	499,676	(383,890)	(54,645)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Market Risk Benefit, Increase (Decrease) from Equity Market Change)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	(4,179,946)	(611,938)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	557	79	(109)
Derivatives Not Qualifying as Hedge Accounting Instruments: | AOCI
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Interest Rate | Realized Investment Gains (Losses)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	661,978	(53,626)	17,000
Derivatives Not Qualifying as Hedge Accounting Instruments: | Interest Rate | Market Risk Benefit, Increase (Decrease) from Equity Market Change)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	(5,230,085)	33,029
Derivatives Not Qualifying as Hedge Accounting Instruments: | Interest Rate | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Interest Rate | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Interest Rate | AOCI
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency | Realized Investment Gains (Losses)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	18,952	2,006	(2,560)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency | Market Risk Benefit, Increase (Decrease) from Equity Market Change)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency | AOCI
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency/Interest Rate | Realized Investment Gains (Losses)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	107,388	44,350	(4,130)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency/Interest Rate | Market Risk Benefit, Increase (Decrease) from Equity Market Change)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency/Interest Rate | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency/Interest Rate | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	557	79	(109)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency/Interest Rate | AOCI
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Credit | Realized Investment Gains (Losses)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	(15,904)	2,892	(284)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Credit | Market Risk Benefit, Increase (Decrease) from Equity Market Change)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Credit | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Credit | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Credit | AOCI
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Equity | Realized Investment Gains (Losses)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	40,076	(299,798)	37,480
Derivatives Not Qualifying as Hedge Accounting Instruments: | Equity | Market Risk Benefit, Increase (Decrease) from Equity Market Change)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	1,050,139	(644,967)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Equity | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Equity | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Equity | AOCI
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Embedded Derivatives | Realized Investment Gains (Losses)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	(312,814)	(79,714)	(102,151)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Embedded Derivatives | Market Risk Benefit, Increase (Decrease) from Equity Market Change)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Embedded Derivatives | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Embedded Derivatives | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Embedded Derivatives | AOCI
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, gain (loss) on derivative, net	$ 0	$ 0	$ 0